INCOME TAX - Additional Information (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
INCOME TAX
Federal statutory income tax rate	25.00%	25.00%
Additional NOL incurred by VIEs and VIEs' subsidiaries	¥ 11,700,000	$ 1,600,000
Net operating loss expired	13,200,000		$ 1,800,000
Cumulative net operating loss	¥ 125,827,540		$ 17,314,445	¥ 133,600,000
Nanjing Recon
INCOME TAX
Federal statutory income tax rate	15.00%	15.00%
Beijing Bhd Petroleum Technology Co Ltd
INCOME TAX
Federal statutory income tax rate	15.00%	15.00%